Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Crossmark ETF Trust
Entity Central Index Key	0002062986
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000261376
Shareholder Report [Line Items]
Fund Name	Crossmark Large Cap Growth ETF
Trading Symbol	CLCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Crossmark Large Cap Growth ETF (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.crossmarkglobaletf.com/large-cap-growth-etf. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	www.crossmarkglobaletf.com/large-cap-growth-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Growth ETF	$25	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
AssetsNet	$ 27,027,268
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Table Summary
Fund net assets	$27,027,268
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]

SECTOR ALLOCATION

Table Summary
Value	Value
Other	0.1%
Materials	1.1%
Industrials	1.3%
Health Care	4.7%
Consumer Discretionary	8.2%
Communication Services	11.1%
Financials	14.5%
Information Technology	59.0%

GEOGRAPHICAL ALLOCATION

Table Summary
Value	Value
Puerto Rico	2.3%
United States	97.7%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Table Summary
NVIDIA Corp.	14.8%
Apple, Inc.	12.8%
Alphabet, Inc., Class A	9.4%
Microsoft Corp.	7.7%
Broadcom, Inc.	7.0%
Visa, Inc., Class A	3.4%
Amazon.com, Inc.	3.2%
Mastercard, Inc., Class A	2.9%
KLA Corp.	2.6%
Arista Networks, Inc.	2.5%

C000261377
Shareholder Report [Line Items]
Fund Name	Crossmark Large Cap Value ETF
Trading Symbol	CLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Crossmark Large Cap Value ETF (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.crossmarkglobaletf.com/large-cap-value-etf. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	www.crossmarkglobaletf.com/large-cap-value-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Value ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 14,914,975
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Table Summary
Fund net assets	$14,914,975
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]

SECTOR ALLOCATION

Table Summary
Value	Value
Other	0.1%
Materials	2.1%
Real Estate	2.4%
Consumer Discretionary	4.2%
Energy	5.6%
Communication Services	11.2%
Health Care	12.0%
Industrials	16.3%
Information Technology	20.4%
Financials	25.7%

GEOGRAPHICAL ALLOCATION

Table Summary
Value	Value
Brazil	1.0%
Luxembourg	2.3%
United Kingdom	2.3%
Puerto Rico	2.4%
Ireland	3.0%
United States	89.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Table Summary
Cisco Systems, Inc.	3.5%
QUALCOMM, Inc.	3.2%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	3.1%
Western Digital Corp.	3.0%
Verizon Communications, Inc.	2.6%
Citigroup, Inc.	2.6%
ConocoPhillips	2.5%
Flex Ltd.	2.4%
American Express Co.	2.4%

[1]	Annualized.
[2]	Annualized.